Finance Lease Liabilities (Details) - Schedule of maturity analysis of financial lease liabilities - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Schedule Of Maturity Analysis Of Financial Lease Liabilities Abstract
Discount rate at commencement	4.90%	4.90%
One year	$ 79,285	$ 82,369
Two years	79,285	82,369
Three years	79,285	82,369
Four years	79,285	82,369
Five years	79,285	82,369
Beyond five years	99,106	185,330
Total undiscounted cash flows	495,531	597,175
Total financing lease liabilities	426,095	501,768
Difference between undiscounted cash flows and discounted cash flows	$ 69,436	$ 95,407